Transactions with Related Parties - 20F	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.            Convertible Promissory Notes:

On March 12, 2015 ("commitment date"), the Company issued an unsecured convertible promissory note of $4,000 to Jelco for general corporate purposes. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date, March 19, 2020. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 (as adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. The Company has the right to defer up to three consecutive installments to the final maturity date.

The Company accounted for the issuance of the convertible promissory note in accordance with the beneficial conversion features (“BCF”) guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. As of December 31, 2015, the Company had paid the first installment, with the entire payment recorded as a reduction to Additional paid-in capital. As of September 30, 2016, the Company has deferred the installments due for payment on March 19, 2016 and September 19, 2016 to the final maturity date. The gain or loss on the extinguishment of the convertible debt instrument is the difference between the carrying amount and the consideration allocated to the debt instrument. The partial extinguishment of debt as a result of the payment is shown as a gain on extinguishment and is included under interest and finance costs – related party.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	4,000	(4,000)	-	-
Amortization (Note 12)	-	-	225	225
Partial extinguishment of debt	-	-	(200)	(200)
Balance, September 30, 2015	4,000	(4,000)	25	25
Amortization	-	-	78	78
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 12)	-	-	222	222
Balance, September 30, 2016	4,000	(4,000)	325	325

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance, December 31, 2015	3,800
Balance, September 30, 2016	3,800

On September 7, 2015 ("commitment date"), the Company issued an unsecured revolving convertible promissory note of up to $6,765 (the "Applicable Limit") to Jelco for general corporate purposes. The revolving convertible promissory note has a tenor of up to five years after the first drawdown and the Applicable Limit will be reduced by $1,000 each year after the second year following the first drawdown. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 (as adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. The unsecured revolving convertible promissory note has been amended seven times, increasing the maximum principal amount available to be drawn to $21,165, while also increasing the amount by which the Applicable Limit will be reduced to $3,100. The Company has drawn down the entire $21,165 as of September 30, 2016.

The Company accounted for the issuance of the revolving convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	2,800	(2,800)	-	-
Amortization (Note 12)	-	-	2	2
Balance, September 30, 2015	2,800	(2,800)	2	2
Additions	8,965	(8,965)	-	-
Amortization (Note 12)	-	-	29	29
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 12)	-	-	466	466
Balance, September 30, 2016	21,165	(21,165)	497	497

The equity movement is presented below:
Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	11,765
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, September 30, 2016	21,165

b.            Vessel Acquisitions:

On August 6, 2015, the Company entered into a purchase agreement with entities affiliated with certain of the Company's major shareholders to acquire seven secondhand dry bulk vessels, consisting of five Capesize and two Supramax vessels. The acquisition cost of the vessels was funded by senior secured loans, a shareholder's revolving convertible promissory note by Jelco and equity injections by Jelco. The transaction was completed on December 7, 2015, with the delivery of the last vessel. The transactions were approved by the independent committee of the Company's Board of Directors and the Company's Board of Directors. Below is a list of the vessels purchased under the purchase agreement:

Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

c.            Property Lease Agreement:

Until March 15, 2015, the Company's executive offices were at premises leased from Waterfront S.A., a company affiliated with a member of the Restis family. On March 16, 2015, the Company relocated its executive offices to premises owned by an unaffiliated third party.

The rent charged by Waterfront S.A. for the nine-month periods ended September 30, 2016 and 2015, amounted to $NIL and $70, respectively, and is included under general and administration expenses - related party.

3.	Transactions with Related Parties:
a.            Release from related parties liabilities:
On March 5, 2014, the Company entered into an agreement with Enterprises Shipping and Trading SA ("EST") and Safbulk Pty Ltd ("Safbulk Pty"), both affiliates, in exchange of a full and complete release of all their claims upon the completion of the delivery of the then last four remaining vessels and settlement agreement with Piraeus Bank.  The transaction was completed successfully on March 11, 2014 and total liabilities amounting to approximately $9,819 were released and recorded in additional paid-in capital.

b.            Convertible Promissory Notes:
On March 12, 2015 ("commitment date"), the Company issued an unsecured convertible promissory note of $4,000 to Jelco for general corporate purposes. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date, March 19, 2020. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 (adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. The Company has the right to defer up to three consecutive installments to the balloon installment.
The Company accounted for the issuance of the convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. The Company has paid the first installment as of December 31, 2015, with the entire payment recorded as a reduction to Additional paid-in capital. The gain or loss on the extinguishment of the convertible debt instrument is the difference between the carrying amount and the consideration allocated to the debt instrument. The partial extinguishment of debt as a result of the payment is being shown as a gain on extinguishment (Note 13).
The movement of the debt and equity during the year ended December 31, 2015 is presented below:
December 31, 2015
Debt
Convertible promissory notes	4,000
Debt discount	(4,000)
Amortization of debt discount (Note 13)	303
Partial extinguishment of debt	(200)
Balance convertible promissory note	103
Short term portion	103
Long term portion	-

Additional paid-in capital
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance of intrinsic value of BCF	3,800

On September 7, 2015 ("commitment date"), the Company issued an unsecured revolving convertible promissory note of up to $6,765 (the "Applicable Limit") to Jelco for general corporate purposes. The revolving convertible promissory note has a tenor of up to five years after the first drawdown and the Applicable Limit is reduced by $1,000 each year after the second year following the first drawdown. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 (adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. On December 1, 2015, the unsecured revolving convertible promissory note was amended, increasing the maximum principal amount available to be drawn to $9,765. On December 14, 2015, the unsecured revolving convertible promissory note was further amended, increasing the maximum principal amount available to be drawn to $11,765, while also increasing the amount by which the Applicable Limit will be reduced from $1,000 to $2,000. The Company has drawn down the entire $11,765 as of December 31, 2015.
The Company accounted for the issuance of the revolving convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument.
The movement of the debt and equity during the year ended December 31, 2015 is presented below:
December 31, 2015
Debt
Convertible promissory notes	11,765
Debt discount	(11,765)
Amortization of debt discount (Note 13)	31
Balance convertible promissory note	31
Short term portion	-
Long term portion	31

Additional paid-in capital
Intrinsic value of BCF	11,765
Balance of intrinsic value of BCF	11,765

c.            Vessel Acquisitions:
On August 6, 2015, the Company entered into a purchase agreement with entities affiliated with certain of the Company's major shareholders to acquire seven secondhand drybulk vessels, consisting of five Capesize and two Supramax vessels. The acquisition cost of the vessels was funded by senior secured loans, a shareholder's revolving convertible promissory note by Jelco and equity injections by Jelco. The transaction was completed on December 7, 2015, with the delivery of the last vessel. The transactions were approved by the independent committee of the Company's Board of Directors and the Company's Board of Directors. Below is a list of the vessels under the purchase agreement:
Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

d.            Technical Management Agreement:
A management agreement had been signed between the Company and EST for the provision of technical management services relating to certain vessels previously owned by Seanergy. The fixed daily fee per vessel for the years ended December 31, 2014 and 2013, was $0.45. The technical management agreement was automatically terminated with the sale of Seanergy's fleet in March 2014 and EST has released the Company from all its claims relating thereto.
The related expense for the years ended December 31, 2015, 2014 and 2013, amounted to $NIL, $122 and $743, respectively, and is included under management fees - related party.
e.            Brokerage Agreement:
Under the terms of the brokerage agreements, Safbulk Pty and Safbulk Maritime S.A., both affiliates, together referred to as "Safbulk," provided commercial brokerage services for certain vessels previously owned under the Company's fleet in accordance with the instructions of Seanergy Management. Safbulk was entitled to receive a commission of 1.25% calculated on the collected gross hire/freight/demurrage payable when such amounts were collected. The brokerage agreements were automatically terminated with the sale of Seanergy's fleet in March 2014 and Safbulk has released the Company from all its claims relating thereto.
The fees charged by Safbulk amounted to $NIL, $24 and $313 for the years ended December 31, 2015, 2014 and 2013, respectively, and are separately reflected as voyage expenses — related party.
f.            Property Lease Agreement:
Until March 15, 2015, the Company's executive offices were at premises leased from Waterfront S.A., a company affiliated with a member of the Restis family. On March 16, 2015, the Company relocated its executive offices to premises owned by an unaffiliated third party. A three month rent guarantee of $55 is included in other current assets at December 31, 2014.
The rent charged by Waterfront S.A. for the years ended December 31, 2015, 2014 and 2013, amounted to $70, $309 and $412, respectively, and is included under general and administration expenses - related party.